SHAREHOLDERS' EQUITY (Schedule of Outstanding and Exercisable Options) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	916,513
Weighted average remaining contractual term (years)	6 years 11 months 15 days
Options exercisable	590,891
Weighted average remaining contractual term (years)	6 years 3 months 25 days
$1.06 - 14.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 1.06
Exercise price, maximum | $ / shares	$ 14.00
Options outstanding	40,055
Weighted average remaining contractual term (years)	3 years 9 months 7 days
Options exercisable	40,055
Weighted average remaining contractual term (years)	3 years 9 months 7 days
$37.44 - 47.29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 37.44
Exercise price, maximum | $ / shares	$ 47.29
Options outstanding	164,875
Weighted average remaining contractual term (years)	6 years 11 months 15 days
Options exercisable	85,404
Weighted average remaining contractual term (years)	6 years 7 months 9 days
$47.40 - 51.86 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 47.40
Exercise price, maximum | $ / shares	$ 51.86
Options outstanding	309,557
Weighted average remaining contractual term (years)	7 years 1 month 2 days
Options exercisable	211,097
Weighted average remaining contractual term (years)	6 years 10 months 6 days
$52.48 - 64.65 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 52.48
Exercise price, maximum | $ / shares	$ 64.65
Options outstanding	285,726
Weighted average remaining contractual term (years)	6 years 4 months 2 days
Options exercisable	241,978
Weighted average remaining contractual term (years)	6 years 10 days
$64.93 - 131.65 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 64.93
Exercise price, maximum | $ / shares	$ 131.65
Options outstanding	116,300
Weighted average remaining contractual term (years)	9 years 2 months 19 days
Options exercisable	12,357
Weighted average remaining contractual term (years)	9 years 1 month 24 days